Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		$ (16,413,000)	$ 21,773,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.60%	3.89%	4.58%
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 0	$ 15,000,000
Expected long-term rate of return on plan assets		7.00%
Accumulated benefit obligation for the pension plan		$ 104,900,000	$ 116,000,000
Common share purchased under pension plan, shares					115,800
Common share purchased under pension plan, value					$ 7,000,000
Common share purchased under pension plan, value per share					$ 60.45
Fair value, pension plan common shares held, shares		115,800	115,800
Fair value of common shares held by pension plan		$ 9,800,000	$ 12,000,000
Fair value of common shares held by pension plan, per share		$ 84.95	$ 104.00
Estimated net actuarial (loss) expected to be recognized in the next fiscal year		$ 1,882,000
Expected long-term return on plan assets		7.00%	7.00%	7.25%
Market value of pension plan assets		$ 177,100,000	$ 195,700,000
Defined Contribution Plan, Cost		3,000,000	1,300,000	$ 1,300,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year		0
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense		1,000,000	1,700,000	$ 1,500,000
Accrued benefit cost		10,300,000	9,900,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments		147,100,000	169,600,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments		30,000,000	26,100,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Equity investments		0	$ 0
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Market value of pension plan assets		$ 2,000,000